SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current tax	$ 290	$ 128	$ 419
Deferred tax			(2)
Overprovision	(129)
Income tax expense	$ 161	$ 128	$ 417